CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares, authorized	50,000,000	50,000,000	50,000,000
Common stock, shares, issued	3,586,137	3,548,459	2,875,000
Common stock, shares, Outstanding	3,586,137	3,548,459	2,875,000
Temporary equity, shares issued	11,063,863	11,101,541	11,101,541
Temporary equity, shares outstanding	11,063,863	11,101,541	11,101,541
As Revised
Common shares, par value, (per share)		$ 0.0001
Common stock, shares, authorized		50,000,000
Common stock, shares, issued		3,561,384
Common stock, shares, Outstanding		3,561,384
Temporary equity, shares issued		11,088,616
Temporary equity, shares outstanding		11,088,616